Capital management (Tables)	12 Months Ended
Dec. 31, 2020
Capital Management Tables Abstract
Schedule of capital management

The Company manages the following as capital:

	2020	2019
Share capital	106,730	94,500
Deficit	(115,054)	(101,609)
Credit facilities	37,644	76,472
Debentures	43,442	44,039
Convertible debentures	8,751	12,373